Cash and cash equivalents and debt financing - Cash reconciliation (Detail) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents and debt financing [Abstract]
Cash at bank and in hand	£ 1,682.8	£ 2,271.6
Short-term bank deposits	279.8	219.9
Overdrafts	(447.5)	(505.7)
Cash and cash equivalents	£ 1,515.1	£ 1,985.8	£ 1,489.3	£ 3,540.6